Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited) - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 95,236,419	$ 98,242,364	$ 100,252,480	$ 113,903,089
Profit (loss)	8,717,774	$ 14,471,587
Total assets	283,484,766		280,141,090
Total liabilities	$ 188,248,347		$ 179,888,610
Refineria de Cartagena S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons refining, marketing and distribution
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 23,509,708
Profit (loss)	(910,551)
Total assets	35,121,833
Total liabilities	$ 11,612,125
Cenit Transporte y Logistica S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Storage and transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 14,274,042
Profit (loss)	2,661,860
Total assets	17,842,988
Total liabilities	$ 3,568,946
Ecopetrol Global Energy S.L.U.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Net equity	$ 16,510,216
Profit (loss)	528,155
Total assets	16,510,297
Total liabilities	$ 81
Oleoducto Central S. A. - Ocensa
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	72.65%
Activity	Transportation through hydrocarbon pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 3,633,946
Profit (loss)	1,451,722
Total assets	6,759,523
Total liabilities	$ 3,125,577
Hocol Petroleum Limited.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 3,866,756
Profit (loss)	96,711
Total assets	4,112,856
Total liabilities	$ 246,100
Ecopetrol America LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 1,750,271
Profit (loss)	47,976
Total assets	3,392,774
Total liabilities	$ 1,642,503
Hocol S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Exploration, exploitation, and production of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Net equity	$ 3,351,032
Profit (loss)	125,601
Total assets	5,259,866
Total liabilities	$ 1,908,834
Esenttia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 2,558,163
Profit (loss)	(81,043)
Total assets	3,116,775
Total liabilities	$ 558,612
Ecopetrol Capital AG
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Net equity	$ 2,936,964
Profit (loss)	44,593
Total assets	8,655,529
Total liabilities	$ 5,718,565
Oleoducto de Colombia S.A. - ODC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	73.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 417,523
Profit (loss)	172,927
Total assets	799,041
Total liabilities	$ 381,518
Black Gold Re Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Reaseguradora para compañías del Grupo Empresarial Ecopetrol
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 1,217,714
Profit (loss)	48,479
Total assets	1,389,000
Total liabilities	$ 171,286
Andean Chemicals Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Net equity	$ 1,915,191
Profit (loss)	(50,927)
Total assets	1,931,415
Total liabilities	$ 16,224
Oleoducto de los Llanos Orientales S.A
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	65.00%
Activity	Pipeline transportation of crude oil
Country/Domicile	Panama
Geographic area of operations	Colombia
Net equity	$ 512,682
Profit (loss)	305,740
Total assets	1,236,078
Total liabilities	$ 723,396
Interconexion Electrica S.A. E.S.P
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	51.41%
Activity	-Provision of the public electricitytransmission service- Development of infrastructureprojects and their commercialexploitation and- Software development, Informationtechnology and telecommunicationsactivities and services
Country/Domicile	Colombia
Geographic area of operations	Latin America
Net equity	$ 26,584,977
Profit (loss)	1,341,999
Total assets	73,480,911
Total liabilities	$ 46,895,934
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	51.88%
Activity	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 580,247
Profit (loss)	266,589
Total assets	746,271
Total liabilities	$ 166,024
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	29.61%
Activity	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 297,244
Profit (loss)	107,430
Total assets	837,451
Total liabilities	$ 540,207
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	33.49%
Activity	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 52,944
Profit (loss)	16,411
Total assets	142,043
Total liabilities	$ 89,099
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	48.50%
Activity	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 77,161
Profit (loss)	47,069
Total assets	215,458
Total liabilities	$ 138,297
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 44,835
Profit (loss)	30,035
Total assets	91,343
Total liabilities	$ 46,508
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	41.61%
Activity	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 61,606
Profit (loss)	1,198
Total assets	82,341
Total liabilities	$ 20,735
Ecopetrol USA Inc.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 14,511,454
Profit (loss)	608,693
Total assets	14,525,985
Total liabilities	$ 14,531
Ecopetrol Permian LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 10,491,472
Profit (loss)	382,472
Total assets	13,295,872
Total liabilities	$ 2,804,400
Ecopetrol Oleo e Gas do Brasil Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Real
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Brazil
Geographic area of operations	Brazil
Net equity	$ 1,890,521
Profit (loss)	(77,760)
Total assets	1,984,852
Total liabilities	$ 94,331
Esenttia Masterbatch Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 318,698
Profit (loss)	164,590
Total assets	532,034
Total liabilities	$ 213,336
Ecopetrol del Peru S. A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Hydrocarbons exploration and exploitation
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 63,522
Profit (loss)	972
Total assets	66,219
Total liabilities	$ 2,697
ECP Hidrocarburos de Mexico S.A. de C.V.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 44,056
Profit (loss)	(3,081)
Total assets	46,447
Total liabilities	$ 2,391
Ecopetrol Costa Afuera S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Net equity	$ 13,619
Profit (loss)	224
Total assets	13,757
Total liabilities	$ 138
Esenttia Resinas del Peru SAC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Net equity	$ 14,969
Profit (loss)	(809)
Total assets	30,152
Total liabilities	$ 15,183
Topili Servicios Administrativos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican pesos
Ownership Interest	100.00%
Activity	Specialized management services
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ (454)
Profit (loss)	(138)
Total assets	625
Total liabilities	$ 1,079
Kalixpan Servicios Tecnicos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican pesos
Ownership Interest	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Net equity	$ 73
Profit (loss)	(18)
Total assets	75
Total liabilities	$ 2
Ecopetrol US Trading LLC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	International marketing of crude oil and refined products
Country/Domicile	United States of America
Geographic area of operations	United States of America
Net equity	$ 262,345
Profit (loss)	187,894
Total assets	2,409,138
Total liabilities	$ 2,146,793
Econova Technology & Innovation S.L.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership Interest	100.00%
Activity	Execution of activities related to science, technology, and innovation (ST&I) activities.
Country/Domicile	Spain
Geographic area of operations	Spain
Net equity	$ 219
Profit (loss)	(62)
Total assets	391
Total liabilities	$ 172
Ecopetrol Singapore PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 425,806
Profit (loss)	194,409
Total assets	425,901
Total liabilities	$ 95
Ecopetrol Trading Asia PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	International marketing of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Net equity	$ 425,201
Profit (loss)	194,394
Total assets	3,909,793
Total liabilities	$ 3,484,592